2012 Separation Transaction	3 Months Ended
Dec. 27, 2013
Extraordinary and Unusual Items [Abstract]
2012 Separation Transaction
2012 Separation Transaction
On September 28, 2012, the Company completed the spin-offs of The ADT Corporation ("ADT") and Pentair Ltd. (formerly known as Tyco Flow Control International Ltd. ("Tyco Flow Control")), formerly the North American residential security and flow control businesses of Tyco, respectively, into separate, publicly traded companies in the form of a distribution to Tyco shareholders.
In connection with activities taken to complete the 2012 Separation and to create the revised organizational structure of the Company, the Company incurred pre-tax charges ("Separation Charges") of $15 million and $14 million during the quarters ended December 27, 2013 and December 28, 2012, respectively. The amounts presented within discontinued operations are costs directly related to the 2012 Separation that are not expected to provide a future benefit to the Company. The components of the Separation Charges incurred within continuing operations and discontinued operations consisted of the following ($ in millions):

	For the Quarter Ended December 27, 2013			For the Quarter Ended December 28, 2012
	Continuing Operations	Discontinued Operations	Total	Continuing Operations	Discontinued Operations	Total
Professional fees	$1	$—	$1	$—	$3	$3
Information technology related costs	3	—	3	2	2	4
Employee compensation costs	—	—	—	—	1	1
Marketing costs	10	—	10	14	—	14
Other	1	—	1	2	(10)	(8)
Total pre-tax separation charges (gain)	15	—	15	18	(4)	14
Tax-related separation charges	—	—	—	4	—	4
Tax benefit on pre-tax separation charges	(6)	—	(6)	(5)	—	(5)
Total separation charges (gain), net of tax	$9	$—	$9	$17	$(4)	$13
Pre-tax Separation Charges were classified in continuing operations within the Company's Consolidated Statement of Operations as follows ($ in millions):

	For the Quarters Ended
	December 27, 2013	December 28, 2012
Selling, general and administrative expenses ("SG&A")	$15	$13
Separation costs	—	5
Total	$15	$18